Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000111998 | Broadcom8739220
Holdings [Line Items]
Percent of Total Investments	6.40%
C000111998 | CME Group8739222
Holdings [Line Items]
Percent of Total Investments	5.00%
C000111998 | Morgan Stanley8739253
Holdings [Line Items]
Percent of Total Investments	4.90%
C000111998 | Texas Instruments8739270
Holdings [Line Items]
Percent of Total Investments	4.90%
C000111998 | Public Service Enterprise Group8739261
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111998 | Old Republic International8739254
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111998 | Darden Restaurants8739230
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111998 | AbbVie8739214
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111998 | Enterprise Products Partners8739233
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111998 | Unilever8739276
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111998 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000111998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000111998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000111998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000111998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000111998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000111998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000111999 | Broadcom8739220
Holdings [Line Items]
Percent of Total Investments	6.40%
C000111999 | CME Group8739222
Holdings [Line Items]
Percent of Total Investments	5.00%
C000111999 | Morgan Stanley8739253
Holdings [Line Items]
Percent of Total Investments	4.90%
C000111999 | Texas Instruments8739270
Holdings [Line Items]
Percent of Total Investments	4.90%
C000111999 | Public Service Enterprise Group8739261
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111999 | Old Republic International8739254
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111999 | Darden Restaurants8739230
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111999 | AbbVie8739214
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111999 | Enterprise Products Partners8739233
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111999 | Unilever8739276
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000111999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000111999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000111999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000111999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000111999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000111999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%